Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Oct. 23, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2017